Note 6 - Accrued Liabilities (Details) - Summary of Accrued Liabilities (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Accrued Liabilities [Abstract]
Payroll and related taxes		$ 137,389	$ 108,931
Professional fees		112,228	142,856
Directors fees under the ICP		2,850,199	19,500
Other		146,587	6,695
Total	$ 513,515	$ 3,246,403	$ 277,982